Employee benefits (Details 3) (EUR €)	12 Months Ended
	Dec. 31, 2011 Y		Dec. 31, 2010 Y		Dec. 31, 2009 Y
Assumptions of fair value of the Company's stock options
Weighted average share price (in EUR)	€ 28.0		€ 24.1		€ 16.7
Volatility (in percentage)	37.80%		36.40%		51.70%
Expected life (in years)	4.8		4.6		4.6
Risk free interest rate	2.90%		2.50%		3.20%
Expected dividend yield (in EUR)	€ 1.25		€ 1.06		€ 1.06
Forfeiture rate		[1]		[1]		[1]

[1]	As of three years ended December 31, 2011, forfeitures are estimated to be nil.